SEGMENTED INFORMATION (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Customer 1	$ 39,911,000	$ 5,521,000
Customer 2	3,479,000	3,045,000
Other Customer	797,000	2,662,000
Total Revenue From Mining Operations	$ 44,187,000	$ 11,228,000